NVIT Blueprint Balanced Fund Performance Management - NVIT Blueprint Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index.Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.The Fund compares its performance to the MSCI All Country World Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
Performance Past Does Not Indicate Future [Text]	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	 The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns– Class II Shares <br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	Highest Quarter:11.60%–2Q 2020Lowest Quarter:-12.20%–1Q 2020
Performance Table Heading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2025)
Performance Table Narrative	The inception date for Class Y shares is September 11, 2023. Therefore, pre-inception historical performance for Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Class I Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	11.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(12.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020